Cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flow information
Operating profit	$ 41,705	$ 35,418	$ 71,685	$ 54,111
Unrealised foreign exchange losses (note 7)			631	560
Cash-settled share-based payments expense (note 10.1)			108	443
Share-based payments expense included in production costs (note 10)			117	771
Cash portion of share-based payments vested			(1,049)	(856)
Equity-settled share-based payments expense (note 10.2)			412	82
Depreciation			8,164	7,901
Fair value (gain) loss on derivative instruments (note 9)			(15,496)	1,592
Profit on disposal of property, plant and equipment			(21)	(2)
Profit on sale of non-current asset held for sale				(8,540)
Cash generated from operations before working capital changes			64,551	56,062
Increase in inventories			(1,132)	(5,712)
Increase in prepayments			(2,829)	(3,870)
Decrease in trade and other receivables			4,198	3,765
(Decrease) increase in trade and other payables			(2,801)	2,423
Cash generated from operations	$ 38,494	$ 34,111	$ 61,987	$ 52,668